Segment Results	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Results
Segment Results

NOTE 6. SEGMENT RESULTS

As a result of our 2010 acquisitions, the Company realigned its internal management reporting in 2010 to reflect a total of three reportable segments. These segments reflect the level at which executive management regularly reviews financial information to assess performance and to make decisions about resources to be allocated.

The three reportable business segments in which the Company now operates include: (1) Branded Pharmaceuticals, (2) Generics and (3) Devices and Services. Each segment derives revenue from the sales or licensing of their respective products or services and is discussed below.

Branded Pharmaceuticals

This group of products includes a variety of branded prescription products related to treating and managing pain as well as our urology, endocrinology and oncology products. The marketed products that are included in this operating segment include Lidoderm®, Opana® ER and Opana®, Percocet®, Voltaren® Gel, Frova®, Supprelin® LA, Vantas®, Valstar®, and FortestaTM Gel.

Generics

This segment is comprised of our legacy Endo non-branded generic portfolio and the portfolio from our recently acquired Qualitest business. Our generics business has historically focused on selective generics related to pain that have one or more barriers to market entry, such as complex formulation, regulatory or legal challenges or difficulty in raw material sourcing. With the addition of Qualitest, the segment's product offerings now include products in the pain management, urology, central nervous system (CNS) disorder, immunosuppression, oncology, and hypertension markets, among others.

Devices and Services

The Devices and Services operating segment provides urological services, products and support systems to urologists, hospitals, surgery centers and clinics across the United States. These services and products are sold through the following eight business lines: men's health, women's health, BPH therapy, lithotripsy services, prostate treatment services, radiation therapy services, anatomical pathology services, and medical products manufacturing, sales and maintenance. These business lines are discussed in greater detail within Note 5.

In 2010, the Company began to evaluate segment performance based on each segment's adjusted income (loss) before income tax. We define adjusted income (loss) before income tax as income (loss) before income tax before certain upfront and milestone payments to partners, acquisition-related items, cost reduction initiatives, asset impairment charges, amortization of intangible assets related to marketed products and customer relationships, inventory step-up recorded as part of our acquisitions, non-cash interest expense, and certain other items that the Company believes do not reflect its core operating performance. Certain corporate general and administrative expenses are not allocated and are therefore included within Corporate unallocated. We calculate consolidated adjusted income (loss) before income tax by adding the adjusted income (loss) before income tax of each of our reportable segments to corporate unallocated adjusted income (loss) before income tax.

The following represents selected information for the Company's reportable segments for the three and six months ended June 30, 2011 and 2010 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net revenues to external customers
Branded Pharmaceuticals	$398,267	$368,840	$773,781	$707,376
Generics	133,047	27,684	267,456	53,560
Devices and Services	76,297	—	126,400	—

Total consolidated net revenues to external customers	$607,611	$396,524	$1,167,637	$760,936

Adjusted income (loss) before income tax
Branded Pharmaceuticals	$209,619	$183,787	$402,875	$353,111
Generics	21,126	3,065	47,513	6,311
Devices and Services	25,474	—	39,915	—
Corporate unallocated	(67,032)	(43,935)	(123,301)	(88,289)

Total consolidated adjusted income before income tax	$189,187	$142,917	$367,002	$271,133

The table below provides reconciliations of our consolidated adjusted income (loss) before income tax to our consolidated income before income tax, which is determined in accordance with U.S. generally accepted accounting principles (GAAP), for the three and six months ended June 30, 2011 and 2010 (in thousands):

	Three months ended June,		Six months ended June 30,
	2011	2010	2011	2010
Total consolidated adjusted income before income tax	$189,187	$142,917	$367,002	$271,133
Upfront and milestone payments to partners	(13,990)	(15,911)	(24,991)	(18,891)
Acquisition-related items	(17,626)	(4,796)	(23,699)	(6,325)
Cost reduction initiatives and separation benefits	(533)	(4,006)	(3,995)	(9,520)
Impairment of other intangible assets	—	(13,000)	—	(13,000)
Amortization of intangible assets related to marketed products and customer relationships	(40,444)	(17,135)	(77,655)	(34,352)
Inventory step-up	(2,995)	—	(16,781)	—
Non-cash interest expense	(4,719)	(4,212)	(9,260)	(8,262)
Loss on extinguishment of debt, net	(8,548)	—	(8,548)	—
Other (expense) income, net	—	(35)	—	(239)

Total consolidated income before income tax	$100,332	$83,822	$202,073	$180,544

The following represents additional selected financial information for our reportable segments three and six months ended June 30, 2011 and 2010 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Depreciation expense
Branded Pharmaceuticals	$2,775	$3,255	$6,442	$6,594
Generics	2,571	205	5,184	409
Devices and Services	3,296	—	6,389	—
Corporate unallocated	763	688	1,769	1,381

Total depreciation expense	$9,405	$4,148	$19,784	$8,384

Amortization expense
Branded Pharmaceuticals	$26,199	$17,285	$52,260	$34,571
Generics	9,697	—	19,597	—
Devices and Services	4,697	—	6,098	—

Total amortization expense	$40,593	$17,285	$77,955	$34,571

Asset information is not accounted for at the segment level and consequently is not reviewed or included within our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.

NOTE 6. SEGMENT RESULTS

As a result of our recent acquisitions, the Company has realigned its internal management reporting to reflect a total of three reportable segments. These segments reflect the level at which executive management regularly reviews financial information to assess performance and to make decisions about resources to be allocated.

The three reportable business segments in which the Company now operates include: (1) Branded Pharmaceuticals, (2) Generics and (3) Devices and Services. Each segment derives revenue from the sales or licensing of their respective products or services and is discussed below.

Branded Pharmaceuticals

This group of products includes a variety of branded prescription products related to treating and managing pain as well as our urology, endocrinology and oncology products. The established products that are included in this operating segment includes Lidoderm®, Opana® ER and Opana®, Percocet®, Voltaren® Gel, Frova®, Supprelin® LA, Vantas®, and Valstar®.

Generics

This segment is comprised of our legacy Endo non-branded generic portfolio and the portfolio from our newly acquired Qualitest business. Our generics business has historically focused on selective generics related to pain that have one or more barriers to market entry, such as complex formulation, regulatory or legal challenges or difficulty in raw material sourcing. With the addition of Qualitest, the segment's product offerings now include products in the pain management, urology, central nervous system (CNS) disorder, immunosuppression, oncology and hypertension markets.

Devices and Services

The Devices and Services operating segment provides urological services, products and support systems to urologists, hospitals, surgery centers and clinics across the United States. These services and products are sold through the following five business lines: Lithotripsy services, Prostate treatment services, Radiation therapy services, Anatomical pathology services, and Medical products manufacturing, sales and maintenance. These business lines are discussed in greater detail within Note 5.

In 2010, the Company began to evaluate segment performance based on each segment's adjusted income (loss) before tax. We define adjusted income (loss) before tax as income (loss) before tax before certain upfront and milestone payments to partners, acquisition-related items, cost reduction initiatives, asset impairment charges, amortization of commercial intangible assets related to marketed products, inventory step-up recorded as part of our acquisitions, and certain other items that the Company believes do not reflect its core operating performance. Certain corporate general and administrative expenses are not allocated and are therefore included within Corporate unallocated. We calculate consolidated adjusted income (loss) before tax by adding the adjusted income (loss) before tax of each of our reportable segments to corporate unallocated adjusted income (loss) before tax.

The following represents selected information for the Company's reportable segments for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	Twelve Months Ended December 31,
	2010	2009	2008
Net revenues to external customers
Branded Pharmaceuticals	$1,467,572	$1,336,110	$1,168,204
Generics	146,513	124,731	92,332
Devices and Services	102,144	—	—

Total consolidated net revenues to external customers	$1,716,229	$1,460,841	$1,260,536

Adjusted income (loss) before tax
Branded Pharmaceuticals	$757,453	$642,997	$581,152
Generics	24,722	28,557	23,163
Devices and Services	35,538	—	—
Corporate unallocated	(194,459)	(174,994)	(130,539)

Total consolidated adjusted income (loss) before tax	$623,254	$496,560	$473,776

The table below provides reconciliations of our consolidated adjusted income (loss) before income tax to our consolidated operating income and our consolidated income before tax, which are determined in accordance with U.S. generally accepted accounting principles (GAAP), for the years ended December 31, 2010, 2009 and 2008 (in thousands):

	Twelve Months Ended December 31,
	2010	2009	2008
Total consolidated adjusted income (loss) before tax	$623,254	$496,560	$473,776
Upfront and milestone payments to partners	(23,850)	(77,099)	(8,910)
Acquisition-related items	(18,976)	93,081	—
Cost reduction initiatives	(17,245)	(2,549)	(16,375)
Asset impairment charges	(35,000)	(69,000)	(12,680)
Amortization of commercial intangible assets related to marketed products	(83,974)	(62,931)	(30,821)
Inventory step-up	(6,289)	(11,268)	—
Purchased in-process research and development	—	—	530
Non-cash interest expense	(16,983)	(14,719)	(10,372)
Other (expense) income	(239)	3,560	(3,320)
Gain on extinguishment of debt	—	4,025	—

Total consolidated income before income tax	$420,698	$359,660	$391,828

The following represents additional selected financial information for our reportable segments (in thousands):

	Twelve Months Ended December 31, 2010
	2010	2009	2008
Depreciation expense:
Branded Pharmaceuticals	$13,259	$13,400	$10,255
Generics	1,676	822	508
Devices and Services	6,000	—	—
Corporate unallocated	2,894	2,628	2,214

Total depreciation expense	$23,829	$16,850	$12,977

Amortization expense:
Branded Pharmaceuticals	$78,647	$63,531	$33,468
Generics	3,068	—	—
Devices and Services	2,860	—	—

Total amortization expense	$84,575	$63,531	$33,468

Asset information is not accounted for at the segment level and consequently is not reviewed or included within our internal management reporting. Therefore, the Company has not disclosed asset information for each reportable segment.